Accounts Receivable - Summary of Accounts Receivable, Net (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accounts Receivable Net [Abstract]
Accounts receivable	₨ 3,347,284	$ 48,399	₨ 2,352,014
Less: Allowance for doubtful accounts	(40,208)	(581)	(128,559)	$ (1,859)	₨ (44,478)
Total	₨ 3,307,076	$ 47,818	₨ 2,223,455